Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CIK0001848000_LAKESHORE ACQUISITION I CORP
Schedule of ordinary shares reflected on the balance sheet

As of September 30, 2022
Gross proceeds	$54,670,000
Less:
Proceeds allocated to public warrants	(2,418,328)
Offering costs of public shares	(1,780,148)
Redemption payment for 2,606,117 shares redeemed	(26,172,069)
Plus:
Accretion of carrying value to redemption value (1)	4,845,081
Ordinary shares subject to possible redemption	$29,144,536

As of December 31, 2021, the ordinary shares reflected on the balance sheet are reconciled in the following table.

As of December 31, 2021
Gross proceeds	$54,670,000
Less:
Proceeds allocated to public warrants	(2,418,328)
Offering costs of public shares	$(1,780,148)
Plus:
Accretion of carrying value to redemption value	$4,198,476
Ordinary share subject to possible redemption	$54,670,000